Investments - Composition of the Fair Values of Invetments by Credit Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 3,411.6	$ 3,244.9
Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 222.1	$ 49.0
Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
AAA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 399.4	$ 399.5
AAA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	12.00%	12.00%
AAA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.3	$ 0.0
AAA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	0.00%	0.00%
AA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,245.6	$ 1,119.0
AA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	37.00%	35.00%
AA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 220.7	$ 49.0
AA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	100.00%	100.00%
A | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,270.9	$ 1,145.8
A | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	37.00%	35.00%
BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 453.1	$ 573.6
BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	13.00%	18.00%
BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.2	$ 0.0
BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	0.00%	0.00%
Below BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 42.6	$ 7.0
Below BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	1.00%	0.00%
Below BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.9	$ 0.0
Below BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk percentage	0.00%	0.00%